Distribution Date:	12/16/22	Benchmark 2020-B17 Mortgage Trust
Determination Date:	12/12/22
Next Distribution Date:	01/18/23
Record Date:	11/30/22	Commercial Mortgage Pass-Through Certificates
Series 2020-B17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Don Simon	(203) 660-6100
Delinquency Loan Detail	19		PO Box 4839 | Greenwich, CT 06831 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162MAU2	1.281700%	6,275,000.00	3,959,094.42	113,042.86	4,228.64	0.00	0.00	117,271.50	3,846,051.56	30.08%	30.00%
A-2	08162MAV0	2.210800%	188,000,000.00	188,000,000.00	0.00	346,358.67	0.00	0.00	346,358.67	188,000,000.00	30.08%	30.00%
A-4	08162MAW8	2.042200%	170,000,000.00	170,000,000.00	0.00	289,311.67	0.00	0.00	289,311.67	170,000,000.00	30.08%	30.00%
A-5	08162MAX6	2.289000%	263,938,000.00	263,938,000.00	0.00	503,461.73	0.00	0.00	503,461.73	263,938,000.00	30.08%	30.00%
A-SB	08162MAY4	2.176200%	12,900,000.00	12,900,000.00	0.00	23,394.15	0.00	0.00	23,394.15	12,900,000.00	30.08%	30.00%
A-S	08162MBB3	2.582500%	105,326,000.00	105,326,000.00	0.00	226,670.33	0.00	0.00	226,670.33	105,326,000.00	18.55%	18.50%
B	08162MBC1	2.916200%	41,214,000.00	41,214,000.00	0.00	100,156.89	0.00	0.00	100,156.89	41,214,000.00	14.04%	14.00%
C	08162MBD9	3.370700%	37,780,000.00	37,780,000.00	0.00	106,120.87	0.00	0.00	106,120.87	37,780,000.00	9.90%	9.88%
D	08162MAC2	2.250000%	21,752,000.00	21,752,000.00	0.00	40,785.00	0.00	0.00	40,785.00	21,752,000.00	7.52%	7.50%
E	08162MAE8	2.250000%	16,028,000.00	16,028,000.00	0.00	30,052.50	0.00	0.00	30,052.50	16,028,000.00	5.77%	5.75%
F-RR	08162MAH1	3.663358%	16,028,000.00	16,028,000.00	0.00	48,930.26	0.00	0.00	48,930.26	16,028,000.00	4.01%	4.00%
G-RR	08162MAK4	3.663358%	9,158,000.00	9,158,000.00	0.00	27,957.53	0.00	0.00	27,957.53	9,158,000.00	3.01%	3.00%
NR-RR*	08162MAM0	3.663358%	27,477,162.00	27,477,162.00	0.00	78,614.61	0.00	0.00	78,614.61	27,477,162.00	0.00%	0.00%
VRR Interest	08162MAT5	3.663358%	27,500,000.00	27,430,462.86	3,394.21	83,581.51	0.00	0.00	86,975.72	27,427,068.65	0.00%	0.00%
R	08162MAN8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08162MAR9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			943,376,162.00	940,990,719.28	116,437.07	1,909,624.36	0.00	0.00	2,026,061.43	940,874,282.21

X-A	08162MAZ1	1.416270%	746,439,000.00	744,123,094.41	0.00	878,232.79	0.00	0.00	878,232.79	744,010,051.56
X-B	08162MBA5	0.529787%	78,994,000.00	78,994,000.00	0.00	34,875.02	0.00	0.00	34,875.02	78,994,000.00
X-D	08162MAA6	1.413358%	37,780,000.00	37,780,000.00	0.00	44,497.23	0.00	0.00	44,497.23	37,780,000.00
Notional SubTotal			863,213,000.00	860,897,094.41	0.00	957,605.04	0.00	0.00	957,605.04	860,784,051.56

Deal Distribution Total					116,437.07	2,867,229.40	0.00	0.00	2,983,666.47

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162MAU2	630.93138167	18.01479841	0.67388685	0.00000000	0.00000000	0.00000000	0.00000000	18.68868526	612.91658327
A-2	08162MAV0	1,000.00000000	0.00000000	1.84233335	0.00000000	0.00000000	0.00000000	0.00000000	1.84233335	1,000.00000000
A-4	08162MAW8	1,000.00000000	0.00000000	1.70183335	0.00000000	0.00000000	0.00000000	0.00000000	1.70183335	1,000.00000000
A-5	08162MAX6	1,000.00000000	0.00000000	1.90749998	0.00000000	0.00000000	0.00000000	0.00000000	1.90749998	1,000.00000000
A-SB	08162MAY4	1,000.00000000	0.00000000	1.81350000	0.00000000	0.00000000	0.00000000	0.00000000	1.81350000	1,000.00000000
A-S	08162MBB3	1,000.00000000	0.00000000	2.15208334	0.00000000	0.00000000	0.00000000	0.00000000	2.15208334	1,000.00000000
B	08162MBC1	1,000.00000000	0.00000000	2.43016669	0.00000000	0.00000000	0.00000000	0.00000000	2.43016669	1,000.00000000
C	08162MBD9	1,000.00000000	0.00000000	2.80891662	0.00000000	0.00000000	0.00000000	0.00000000	2.80891662	1,000.00000000
D	08162MAC2	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
E	08162MAE8	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
F-RR	08162MAH1	1,000.00000000	0.00000000	3.05279885	0.00000000	0.00000000	0.00000000	0.00000000	3.05279885	1,000.00000000
G-RR	08162MAK4	1,000.00000000	0.00000000	3.05279865	0.00000000	0.00000000	0.00000000	0.00000000	3.05279865	1,000.00000000
NR-RR	08162MAM0	1,000.00000000	0.00000000	2.86108915	0.19170939	3.50687091	0.00000000	0.00000000	2.86108915	1,000.00000000
VRR Interest	08162MAT5	997.47137673	0.12342582	3.03932764	0.00575164	0.10520982	0.00000000	0.00000000	3.16275345	997.34795091
R	08162MAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08162MAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162MAZ1	996.89739471	0.00000000	1.17656338	0.00000000	0.00000000	0.00000000	0.00000000	1.17656338	996.74595186
X-B	08162MBA5	1,000.00000000	0.00000000	0.44148948	0.00000000	0.00000000	0.00000000	0.00000000	0.44148948	1,000.00000000
X-D	08162MAA6	1,000.00000000	0.00000000	1.17779857	0.00000000	0.00000000	0.00000000	0.00000000	1.17779857	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/22 - 11/30/22	30	0.00	4,228.64	0.00	4,228.64	0.00	0.00	0.00	4,228.64	0.00
A-2	11/01/22 - 11/30/22	30	0.00	346,358.67	0.00	346,358.67	0.00	0.00	0.00	346,358.67	0.00
A-4	11/01/22 - 11/30/22	30	0.00	289,311.67	0.00	289,311.67	0.00	0.00	0.00	289,311.67	0.00
A-5	11/01/22 - 11/30/22	30	0.00	503,461.73	0.00	503,461.73	0.00	0.00	0.00	503,461.73	0.00
A-SB	11/01/22 - 11/30/22	30	0.00	23,394.15	0.00	23,394.15	0.00	0.00	0.00	23,394.15	0.00
X-A	11/01/22 - 11/30/22	30	0.00	878,232.79	0.00	878,232.79	0.00	0.00	0.00	878,232.79	0.00
X-B	11/01/22 - 11/30/22	30	0.00	34,875.02	0.00	34,875.02	0.00	0.00	0.00	34,875.02	0.00
X-D	11/01/22 - 11/30/22	30	0.00	44,497.23	0.00	44,497.23	0.00	0.00	0.00	44,497.23	0.00
A-S	11/01/22 - 11/30/22	30	0.00	226,670.33	0.00	226,670.33	0.00	0.00	0.00	226,670.33	0.00
B	11/01/22 - 11/30/22	30	0.00	100,156.89	0.00	100,156.89	0.00	0.00	0.00	100,156.89	0.00
C	11/01/22 - 11/30/22	30	0.00	106,120.87	0.00	106,120.87	0.00	0.00	0.00	106,120.87	0.00
D	11/01/22 - 11/30/22	30	0.00	40,785.00	0.00	40,785.00	0.00	0.00	0.00	40,785.00	0.00
E	11/01/22 - 11/30/22	30	0.00	30,052.50	0.00	30,052.50	0.00	0.00	0.00	30,052.50	0.00
F-RR	11/01/22 - 11/30/22	30	0.00	48,930.26	0.00	48,930.26	0.00	0.00	0.00	48,930.26	0.00
G-RR	11/01/22 - 11/30/22	30	0.00	27,957.53	0.00	27,957.53	0.00	0.00	0.00	27,957.53	0.00
NR-RR	11/01/22 - 11/30/22	30	90,813.99	83,882.24	0.00	83,882.24	5,267.63	0.00	0.00	78,614.61	96,358.86
VRR Interest	11/01/22 - 11/30/22	30	2,726.78	83,739.68	0.00	83,739.68	158.17	0.00	0.00	83,581.51	2,893.27
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			93,540.77	2,872,655.20	0.00	2,872,655.20	5,425.80	0.00	0.00	2,867,229.40	99,252.13

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,983,666.47
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,885,596.94	Master Servicing Fee	4,466.00
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,610.46
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	392.08
ARD Interest	0.00	Operating Advisor Fee	1,277.19
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	196.04
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,885,596.94	Total Fees	12,941.77

Principal		Expenses/Reimbursements
Scheduled Principal	116,437.07	Reimbursement for Interest on Advances	400.96
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,854.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,170.67
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	116,437.07	Total Expenses/Reimbursements	5,425.80

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,867,229.40
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	116,437.07
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,983,666.47
Total Funds Collected	3,002,034.01	Total Funds Distributed	3,002,034.04

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	940,990,719.51	940,990,719.51	Beginning Certificate Balance	940,990,719.28
(-) Scheduled Principal Collections	116,437.07	116,437.07	(-) Principal Distributions	116,437.07
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	940,874,282.44	940,874,282.44	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	940,990,719.51	940,990,719.51	Ending Certificate Balance	940,874,282.21
Ending Actual Collateral Balance	940,874,282.44	940,874,282.44

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.23)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.23)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.66%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,099,204.62	1.29%	47	4.6324	NAP	Defeased	2	12,099,204.62	1.29%	47	4.6324	NAP
	9,999,999 or less	10	60,660,453.01	6.45%	79	3.8921	2.401718	1.49 or less	3	54,895,000.00	5.83%	52	4.1248	1.110599
10,000,000 to 19,999,999		13	169,827,467.21	18.05%	76	3.7446	3.110443	1.50 to 1.74	4	68,728,787.01	7.30%	86	3.8109	1.679102
20,000,000 to 24,999,999		6	130,062,157.60	13.82%	86	3.5518	2.754633	1.75 to 1.99	3	80,850,000.00	8.59%	85	3.6876	1.904613
25,000,000 to 49,999,999		11	368,225,000.00	39.14%	69	3.8137	3.535214	2.00 to 2.24	3	54,800,000.00	5.82%	85	4.0668	2.203723
	50,000,000 or greater	4	200,000,000.00	21.26%	70	3.3395	3.474174	2.25 or greater	31	669,501,290.81	71.16%	72	3.5801	3.850134
	Totals	46	940,874,282.44	100.00%	73	3.6798	3.243270	Totals	46	940,874,282.44	100.00%	73	3.6798	3.243270
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	12,099,204.62	1.29%	47	4.6324	NAP	Rhode Island	1	1,382,135.14	0.15%	25	4.6992	3.698031
Alabama	4	11,823,783.32	1.26%	83	4.2728	2.611171	South Carolina	1	805,555.56	0.09%	26	3.7723	5.943697
Arizona	3	51,589,181.28	5.48%	26	3.3630	4.486321	Tennessee	2	1,763,157.89	0.19%	26	3.7723	5.943697
California	15	213,878,070.18	22.73%	74	3.6583	3.193641	Texas	8	74,308,908.03	7.90%	60	4.1883	4.154835
Colorado	4	17,808,479.53	1.89%	76	3.5506	2.846655	Vermont	1	252,675.68	0.03%	25	4.6992	3.698031
Connecticut	3	2,566,088.52	0.27%	26	4.0937	5.164900	Virginia	3	2,750,629.37	0.29%	25	4.3765	4.479836
Delaware	1	393,324.32	0.04%	25	4.6992	3.698031	Washington	1	1,458,333.33	0.15%	26	3.7723	5.943697
Florida	4	3,808,479.52	0.40%	26	3.7723	5.943697	Wisconsin	1	290,054.05	0.03%	25	4.6992	3.698031
Georgia	4	25,985,818.71	2.76%	82	4.0712	2.118895	Totals	160	940,874,282.44	100.00%	73	3.6798	3.243270
Illinois	44	48,460,678.03	5.15%	69	4.3734	2.777959
									Property Type³
Indiana	7	1,160,204.22	0.12%	26	4.0556	5.257247
Kansas	1	848,684.21	0.09%	26	3.7723	5.943697		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maine	1	672,378.38	0.07%	25	4.6992	3.698031		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	3	26,016,397.37	2.77%	82	3.5641	2.494226	Defeased	2	12,099,204.62	1.29%	47	4.6324	NAP
Massachusetts	2	31,001,461.99	3.29%	84	3.1314	4.546637	Industrial	8	5,190,108.10	0.55%	25	4.6992	3.698031
Michigan	9	56,408,620.20	6.00%	84	4.1590	2.637928	Lodging	58	153,214,133.18	16.28%	66	3.7459	4.687526
Minnesota	2	1,119,814.92	0.12%	26	4.0506	5.269506	Mixed Use	6	146,150,000.00	15.53%	85	3.4091	2.480281
Missouri	4	3,532,022.75	0.38%	25	4.2365	4.819050	Multi-Family	12	123,498,787.01	13.13%	86	3.8431	1.918383
Nevada	1	40,000,000.00	4.25%	84	3.1702	5.870000	Office	27	389,288,108.12	41.38%	71	3.6431	3.725177
New Jersey	3	3,738,509.56	0.40%	25	4.4402	4.325501	Retail	47	111,433,941.38	11.84%	67	3.7407	2.170109
New York	17	275,874,543.54	29.32%	85	3.4041	2.612179	Totals	160	940,874,282.44	100.00%	73	3.6798	3.243270
North Carolina	2	827,485.38	0.09%	26	3.7723	5.943697
Ohio	2	1,120,621.62	0.12%	25	4.6992	3.698031
Oregon	1	1,067,251.46	0.11%	26	3.7723	5.943697
Pennsylvania	3	26,061,729.73	2.77%	85	3.6331	2.892139

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,099,204.62	1.29%	47	4.6324	NAP	Defeased	2	12,099,204.62	1.29%	47	4.6324	NAP
	3.00000% or less	2	50,000,000.00	5.31%	84	2.9900	3.670000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.00001% to 3.50000%	14	378,349,999.00	40.21%	77	3.3345	3.679754	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.50001% to 4.00000%	17	297,287,157.60	31.60%	76	3.6852	2.967005	25 months to 36 months	44	928,775,077.82	98.71%	74	3.6674	3.261059
	4.00001% to 4.50000%	7	148,137,921.22	15.74%	73	4.2692	2.100421	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% or greater	4	55,000,000.00	5.85%	26	4.8565	4.724560	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	940,874,282.44	100.00%	73	3.6798	3.243270	Totals	46	940,874,282.44	100.00%	73	3.6798	3.243270
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,099,204.62	1.29%	47	4.6324	NAP	Defeased	2	12,099,204.62	1.29%	47	4.6324	NAP
	60 months or less	8	186,000,000.00	19.77%	26	4.0533	4.421697	Interest Only	38	806,469,999.00	85.71%	72	3.6104	3.416333
61 months to 119 Months		36	742,775,077.82	78.95%	86	3.5708	2.970421	300 months or less	2	35,576,291.81	3.78%	86	3.7864	2.313586
	120 Months	0	0.00	0.00%	0	0.0000	0.000000	300 months or greater	4	86,728,787.01	9.22%	86	4.1488	2.205858
	Totals	46	940,874,282.44	100.00%	73	3.6798	3.243270	Totals	46	940,874,282.44	100.00%	73	3.6798	3.243270
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,099,204.62	1.29%	47	4.6324	NAP	60 Months or Less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		10	186,200,000.00	19.79%	62	3.7606	3.932035	61 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	30	657,575,077.82	69.89%	75	3.6523	3.094469	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	4	85,000,000.00	9.03%	87	3.5800	3.080000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	940,874,282.44	100.00%	73	3.6798	3.243270
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30504936	OF	Milpitas	CA	Actual/360	3.580%	119,333.33	0.00	0.00	N/A	03/06/30	--	40,000,000.00	40,000,000.00	12/06/22
1A2	30505039				Actual/360	3.580%	59,666.67	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	12/06/22
1A3	30505040				Actual/360	3.580%	29,833.33	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	12/06/22
1A4	30505041				Actual/360	3.580%	44,750.00	0.00	0.00	N/A	03/06/30	--	15,000,000.00	15,000,000.00	12/06/22
2A3C1	30317941	OF	Sunnyvale	CA	Actual/360	3.490%	145,416.67	0.00	0.00	N/A	02/06/30	--	50,000,000.00	50,000,000.00	12/06/22
2A3C3	30317942				Actual/360	3.490%	29,083.33	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	12/06/22
2A2-C3	30505071				Actual/360	3.490%	29,083.33	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	12/06/22
2A2-C4	30505072				Actual/360	3.490%	27,483.75	0.00	0.00	N/A	02/06/30	--	9,450,000.00	9,450,000.00	12/06/22
3A3-C5	30317943	OF	New York	NY	Actual/360	2.990%	74,750.00	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	12/06/22
3A3-C6	30317944				Actual/360	2.990%	49,833.33	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	12/06/22
4	30317945	MU	New York	NY	Actual/360	3.486%	145,250.00	0.00	0.00	N/A	12/08/29	--	50,000,000.00	50,000,000.00	12/08/22
5A2-E	30317946	LO	Various	Various	Actual/360	3.772%	125,743.27	0.00	0.00	N/A	02/06/25	--	40,000,000.00	40,000,000.00	12/06/22
5A2-I2	30317947				Actual/360	3.772%	31,435.82	0.00	0.00	N/A	02/06/25	--	10,000,000.00	10,000,000.00	12/06/22
6	30504634	MU	New York	NY	Actual/360	3.032%	126,333.33	0.00	0.00	N/A	01/06/30	--	50,000,000.00	50,000,000.00	12/06/22
7	30504752	OF	Phoenix	AZ	Actual/360	3.350%	139,583.33	0.00	0.00	N/A	02/05/25	--	50,000,000.00	50,000,000.00	12/05/22
8	30317948	LO	Las Vegas	NV	Actual/360	3.170%	105,671.77	0.00	0.00	N/A	12/05/29	--	40,000,000.00	40,000,000.00	12/05/22
9	30504923	OF	Downers Grove	IL	Actual/360	4.350%	129,775.00	0.00	0.00	N/A	12/01/29	--	35,800,000.00	35,800,000.00	12/01/22
10	30504617	RT	Brooklyn	NY	Actual/360	3.359%	89,568.00	0.00	0.00	N/A	01/01/30	--	32,000,000.00	32,000,000.00	12/01/22
11	30317949	LO	Detroit	MI	Actual/360	4.390%	117,066.67	0.00	0.00	N/A	02/01/30	--	32,000,000.00	32,000,000.00	12/01/22
12	30505222	MF	New York	NY	Actual/360	3.680%	97,366.67	0.00	0.00	N/A	03/06/30	--	31,750,000.00	31,750,000.00	12/06/22
13	30317950	RT	Los Angeles	CA	Actual/360	4.216%	108,913.33	0.00	0.00	N/A	02/06/25	--	31,000,000.00	31,000,000.00	12/06/22
14A2	30317808	OF	Framingham	MA	Actual/360	3.110%	51,833.33	0.00	0.00	N/A	02/06/30	--	20,000,000.00	20,000,000.00	12/06/22
14A31	30317809				Actual/360	3.110%	25,916.67	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	12/06/22
15	30505252	OF	Houston	TX	Actual/360	4.987%	124,687.50	0.00	0.00	N/A	03/01/25	--	30,000,000.00	30,000,000.00	12/01/22
16	30317951	MF	York	PA	Actual/360	3.617%	77,388.73	0.00	0.00	N/A	02/06/30	--	25,675,000.00	25,675,000.00	12/06/22
17	30505121	RT	Mitchellville	MD	Actual/360	3.550%	72,232.91	54,600.99	0.00	N/A	02/06/30	--	24,416,758.59	24,362,157.60	12/06/22
18A-FX-5-1	30505100	Various Various		Various	Actual/360	4.699%	71,323.42	0.00	0.00	N/A	01/10/25	--	18,213,334.00	18,213,334.00	12/10/22
18A-FX-5-2	30505163				Actual/360	4.699%	15,755.37	0.00	0.00	N/A	01/10/25	--	4,023,333.00	4,023,333.00	12/10/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
18A-FX-5-3	30505164				Actual/360	4.699%	10,821.21	0.00	0.00	N/A	01/10/25	--	2,763,333.00	2,763,333.00	12/10/22
19	30505141	MF	Savannah	GA	Actual/360	4.100%	80,975.00	0.00	0.00	N/A	03/01/30	--	23,700,000.00	23,700,000.00	12/01/22
20	30505090	MF	Various	MI	Actual/360	3.850%	70,583.33	0.00	0.00	N/A	03/06/30	--	22,000,000.00	22,000,000.00	12/06/22
21	30317952	LO	Austin	TX	Actual/360	3.490%	58,166.66	0.00	0.00	N/A	02/06/30	--	19,999,999.00	19,999,999.00	12/06/22
22	30504908	MU	Brooklyn	NY	Actual/360	3.950%	60,895.83	0.00	0.00	N/A	02/06/30	--	18,500,000.00	18,500,000.00	11/06/22
23	30504995	MU	Aspen	CO	Actual/360	3.500%	42,291.67	0.00	0.00	N/A	03/06/30	--	14,500,000.00	14,500,000.00	12/06/22
24	30505042	OF	Katy	TX	Actual/360	3.450%	35,650.00	0.00	0.00	N/A	03/01/30	--	12,400,000.00	12,400,000.00	12/01/22
25	30317953	LO	Daphne	AL	Actual/360	4.300%	40,273.82	25,071.17	0.00	N/A	02/06/30	--	11,239,205.38	11,214,134.21	12/06/22
26	30504898	RT	Wantagh	NY	Actual/360	3.760%	31,333.33	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	12/06/22
27	30505103	MF	Canyon Lake	TX	Actual/360	4.150%	31,273.75	14,225.52	0.00	N/A	11/01/29	--	9,043,012.53	9,028,787.01	12/01/22
28	30504754	LO	Trinidad	CO	Actual/360	4.494%	29,166.91	16,938.92	0.00	N/A	02/01/25	--	7,788,226.89	7,771,287.97	12/01/22
29	30505026	MU	Brooklyn	NY	Actual/360	3.730%	22,224.58	0.00	0.00	N/A	02/06/30	--	7,150,000.00	7,150,000.00	12/06/22
30	30504897	RT	Nyack	NY	Actual/360	3.640%	19,413.33	0.00	0.00	N/A	02/06/30	--	6,400,000.00	6,400,000.00	12/06/22
31	30505043	MU	Brooklyn	NY	Actual/360	3.640%	18,200.00	0.00	0.00	N/A	03/06/30	--	6,000,000.00	6,000,000.00	12/06/22
32	30504969	MF	Bronx	NY	Actual/360	3.850%	19,089.58	0.00	0.00	N/A	02/06/30	--	5,950,000.00	5,950,000.00	12/06/22
33	30504931	MF	Brooklyn	NY	Actual/360	4.200%	18,882.50	0.00	0.00	N/A	02/01/30	--	5,395,000.00	5,395,000.00	12/01/22
34	30317954	RT	San Diego	CA	Actual/360	3.640%	13,650.00	0.00	0.00	N/A	02/06/30	--	4,500,000.00	4,500,000.00	12/06/22
35	30317955	MF	Longview	TX	Actual/360	4.881%	17,626.58	5,600.47	0.00	N/A	01/06/30	--	4,333,517.12	4,327,916.65	12/06/22
Totals							2,885,596.94	116,437.07	0.00				940,990,719.51	940,874,282.44
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	10,217,339.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	10,217,339.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	10,217,339.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	10,217,339.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-C3	37,062,811.00	55,358,282.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-C4	37,062,811.00	55,358,282.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3C1	37,062,811.00	55,358,282.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3C3	37,062,811.00	55,358,282.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3-C5	99,230,339.00	107,593,216.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3-C6	99,230,339.00	107,593,216.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	64,819,758.00	45,937,214.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2-E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2-I2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	25,565,919.68	24,490,468.32	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	14,463,489.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	485,200,031.00	680,181,537.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	9,560,423.14	9,096,557.73	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	46,535,149.08	46,913,507.99	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,301,993.00	7,347,687.69	01/01/22	09/30/22	--	0.00	0.00	1,294,064.48	1,294,064.48	0.00	0.00
12	780,038.46	237,390.88	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,217,816.91	2,016,911.83	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14A2	12,819,915.00	13,060,016.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14A31	12,819,915.00	13,060,016.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	10,013,504.82	9,215,829.85	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,565,348.29	2,832,367.01	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,620,820.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A-FX-5-1	57,531,093.08	54,356,204.48	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A-FX-5-2	57,531,093.08	54,356,204.48	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18A-FX-5-3	57,531,093.08	54,356,204.48	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,528,865.01	1,757,205.02	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,652,162.87	1,617,611.15	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,232,355.50	2,415,536.56	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	348,633.16	485,145.68	01/01/22	06/30/22	--	0.00	0.00	60,857.29	60,857.29	0.00	0.00
23	1,358,265.47	1,152,087.64	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,360,717.60	1,902,094.77	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,845,940.01	5,003,801.20	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,048,084.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	860,711.37	902,447.71	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	507,511.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	669,999.96	656,595.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	627,318.50	622,240.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	475,734.17	396,135.48	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	270,413.95	261,078.90	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	358,407.54	382,229.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	1,267,603,801.77	1,471,631,887.28				0.00	0.00	1,354,921.77	1,354,921.77	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
		Unscheduled Principal		Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/16/22	0	0.00	0	0.00	0	0.00	2	43,214,134.21	0	0.00	0	0.00	0	0.00	0	0.00	3.679824%	3.663322%	73
11/18/22	1	18,500,000.00	0	0.00	0	0.00	2	43,239,205.38	0	0.00	0	0.00	0	0.00	0	0.00	3.679862%	3.663358%	74
10/17/22	0	0.00	0	0.00	0	0.00	2	43,262,846.55	0	0.00	0	0.00	0	0.00	0	0.00	3.679897%	3.663392%	75
09/16/22	0	0.00	0	0.00	0	0.00	2	43,287,743.79	0	0.00	0	0.00	0	0.00	0	0.00	3.679935%	3.663429%	76
08/17/22	0	0.00	0	0.00	0	0.00	2	43,311,205.90	0	0.00	1	50,000,000.00	0	0.00	0	0.00	3.679970%	3.663463%	77
07/15/22	0	0.00	0	0.00	0	0.00	2	43,334,581.45	0	0.00	0	0.00	0	0.00	0	0.00	3.680005%	3.663496%	78
06/17/22	0	0.00	0	0.00	0	0.00	2	43,359,222.56	0	0.00	0	0.00	0	0.00	0	0.00	3.680042%	3.663532%	79
05/17/22	1	32,000,000.00	0	0.00	0	0.00	2	43,382,420.97	0	0.00	0	0.00	0	0.00	0	0.00	3.680076%	3.663566%	80
04/18/22	0	0.00	0	0.00	0	0.00	2	43,406,891.27	0	0.00	0	0.00	0	0.00	0	0.00	3.680113%	3.663601%	81
03/17/22	0	0.00	0	0.00	0	0.00	2	43,429,913.83	0	0.00	2	67,800,000.00	0	0.00	0	0.00	3.680147%	3.663634%	82
02/17/22	0	0.00	0	0.00	1	32,000,000.00	2	43,456,941.71	0	0.00	0	0.00	0	0.00	0	0.00	3.680189%	3.663675%	83
01/18/22	0	0.00	0	0.00	1	32,000,000.00	2	43,479,779.63	0	0.00	0	0.00	0	0.00	0	0.00	3.680223%	3.663708%	84
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
22	30504908	11/06/22	0	B	60,857.29	60,857.29	7,862.80	18,500,000.00	10/14/21	1
Totals					60,857.29	60,857.29	7,862.80	18,500,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		193,771,288	193,771,288	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		747,102,994	703,888,860	0		43,214,134

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-22	940,874,282	897,660,148	0	0	0	0
Nov-22	940,990,720	879,251,514	18,500,000	0	0	0
Oct-22	941,100,428	897,837,581	0	0	0	0
Sep-22	941,216,117	897,928,373	0	0	0	0
Aug-22	941,325,055	898,013,849	0	0	0	0
Jul-22	941,433,621	898,099,039	0	0	0	0
Jun-22	941,548,208	898,188,985	0	0	0	0
May-22	941,656,011	898,273,590	0	0	0	0
Apr-22	941,769,862	898,362,971	0	0	0	0
Mar-22	941,876,908	930,446,994	0	0	0	0
Feb-22	942,002,913	898,545,972	0	0	32,000,000	0
Jan-22	942,109,162	898,629,382	0	0	32,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
22	30504908	18,500,000.00	18,500,000.00	27,700,000.00	09/06/19	459,502.68	0.62000	06/30/22	02/06/30	I/O
Totals		18,500,000.00	18,500,000.00	27,700,000.00		459,502.68

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
22	30504908	MU	NY	10/14/21	1

11/29/22 - The subject loan transferred to special servicing on 10/14/2021. The loan is collateralized by 32 apartment units and 12,285 sf of retail and office space in Brooklyn, NY. Loan payments have been brought current and Borrower is in the process o f curing the non-monetary defaults. The Lender and Borrower have agreed upon a term sheet, pending documentation

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30504752	0.00	3.35000%	0.00	3.35000%	8	05/17/22	05/17/22	06/16/22
9	30504923	0.00	4.35000%	0.00	4.35000%	8	02/18/22	02/18/22	03/09/22
11	30317949	0.00	4.39000%	0.00	4.39000%	8	02/01/22	12/16/21	02/01/22
25	30317953	0.00	4.30000%	0.00	4.30000%	10	09/08/20	09/01/20	10/15/20
28	30504754	8,254,758.11	4.49400%	8,240,596.82	4.49400%	8	05/26/20	05/01/20	05/29/20
Totals		8,254,758.11		8,240,596.82
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(20.99)	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	1,170.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,854.17	0.00	0.00	0.00	0.00	0.00	421.95	0.00	0.00	0.00
Total	0.00	0.00	3,854.17	0.00	1,170.67	0.00	0.00	0.00	400.96	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,425.80

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Supplemental Notes
None

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